Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2010
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, net	$ 190,000,000
Operating loss carryforwards with no expiration date	102,000,000
Valuation allowance	0	$ 0
Increase (decrease) in valuation allowance	0	(3,600,000)	$ 0
Unrecognized tax benefits	0	0
Unrecognized tax benefits, interest or penalties	$ 0	$ 0	$ 0
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income taxes operating losses carryforwards expiration period	2016
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income taxes operating losses carryforwards expiration period	2036
MISC [Member]
Operating Loss Carryforwards [Line Items]
Acquisition percentage				50.00%